Operating Segment Analysis	12 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Operating Segment Analysis	Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s Chief Executive Officer (“CEO”). The CEO reviews financial information presented on a Group level basis for the purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.
Geographical Information of Group’s Non-Current Assets

Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2023 £’000	2022 £’000
United Kingdom	£33,412	£33,771
North America	66,621	74,508
Europe	169,271	151,213
RoW (1)	133,996	16,967
Total	£403,300	£276,459
(1) Rest of World (RoW)